WARRANTY PROVISION (Tables)	12 Months Ended
Dec. 31, 2016
ACCRUED WARRANTY COSTS [Abstract]
Summary of warranty activity
in millions of $	For the year ended December 31,
	2015	2016

Beginning balance	27.5	61.0
Acquired in the Transaction	28.7	-
Transfer upon sale of manufacturing facility to a related party	-	(1.8)
Accrued warranty cost	17.3	12.2
Warranty reversal	(1.0)	(1.2)
Warranty claims	(7.3)	(6.0)
Effects of foreign currency translation	(4.2)	(3.0)

Ending balance	61.0	61.2
Thereof:
Current warranty provision	43.6	42.2
Non-current warranty provision	17.4	19.0